INFORMATION ON SEGMENTS - Summary of operating segments of assets and liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets		R$ 26,759,793	R$ 38,563,863
Total assets		42,747,015	54,685,390
Current liabilities		10,413,499	13,337,868
Non-current liabilities		9,213,051	18,996,338
Natura &Co Latam [Member]
Disclosure of operating segments [line items]
Non-current assets		18,240,916	18,256,204
Total assets		23,253,227	29,762,132
Current liabilities		6,914,476	8,363,130
Non-current liabilities		4,324,263	10,164,706
Avon International [member]
Disclosure of operating segments [line items]
Non-current assets	[1]	8,008,108	11,197,014
Total assets	[1]	10,608,234	14,259,571
Current liabilities	[1]	2,792,255	1,894,856
Non-current liabilities	[1]	977,003	1,838,328
The Body Shop [Member]
Disclosure of operating segments [line items]
Non-current assets	[2]		6,565,913
Total assets	[2]		7,928,270
Current liabilities	[2]		1,292,903
Non-current liabilities	[2]		1,669,625
Aesop [Member]
Disclosure of operating segments [line items]
Non-current assets	[2]		1,621,126
Total assets	[2]		2,735,417
Current liabilities	[2]		731,018
Non-current liabilities	[2]		776,512
Corporate expenses [Member]
Disclosure of operating segments [line items]
Non-current assets		510,769	923,606
Total assets		8,885,554
Current liabilities		706,768	1,055,961
Non-current liabilities		R$ 3,911,785	R$ 4,547,167

[1]	The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.
[2]	The balances are at zero in 2023 due to the sale of the former subsidiaries Aesop and The Body Shop.